Areas of Judgment and Estimation Uncertainty - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Transition to IFRS Fifteen [member]
Disclosure of critical accounting estimates and judgments [line items]
Pre-tax adjustment to retained earnings	$ 755